Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 002
Fair Value Measurements:
Fair Value Measurements:
3.	Fair Value Measurements:

Financial assets and financial liabilities reported at fair value are required to be measured based on either: (1) quoted prices in active markets for identical financial instruments (Level 1), (2) significant other observable inputs (Level 2), or (3) significant unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – where quoted market prices are available in an active market.

Level 2 – when quoted market prices are not available, fair value is estimated using quoted market prices for similar financial instruments and adjusted for differences between the quoted instrument and the instrument being valued.  Fair value can also be estimated by using pricing models, or discounted cash flows. Pricing models primarily use market-based or independently sourced market parameters as inputs, including, but not limited to, yield curves, interest rates, equity or debt prices, and credit spreads.  In addition to observable market information, models also incorporate maturity and cash flow assumptions.

Level 3 – when there is limited activity or less transparency around inputs to the valuation.

The fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

The following table sets forth the Plan’s assets that are carried at fair value on a recurring basis, and the method that was used to determine their fair value, at December 31, 2025 and 2024.

	At December 31, 2025
	Level 1	Level 2	Level 3	Total

	(In thousands)
Assets at fair value:

Mutual funds	$31,087	$—	$—	$31,087
Company common stock	35,183	—	—	35,183
Pooled Separate Accounts	—	—	—	18,186
Common collective trust	—	—	—	35,633
Total assets at fair value	$66,270	$—	$—	$120,089

	At December 31, 2024
	Level 1	Level 2	Level 3	Total

	(In thousands)
Assets at fair value:

Mutual funds	$26,859	$—	$—	$26,859
Company common stock	31,724	—	—	31,724
Pooled Separate Accounts	—	—	—	16,168
Common collective trust	—	—	—	32,067
Total assets at fair value	$58,583	$—	$—	$106,818

The following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the valuation methodologies used as of December 31, 2025 and 2024.

Mutual funds – (Level 1) Valued at the net asset value (quoted market prices) of shares held by the plan at December 31, 2025 and 2024. The mutual funds held by the Plan are actively traded.

Company common stock – (Level 1) Valued at the closing price reported on the active market on which the security is traded at December 31, 2025 and 2024.

Common Collective Trust – Valued as determined by the investment manager and is based on the value of the underlying assets held less liabilities at December 31, 2025 and 2024. These are measured at net asset value per unit (or the equivalent) using the practical expedient.

Pooled Separate Accounts – Valued as determined by the investment manager and is based on the value of the underlying assets held less liabilities at December 31, 2025 and 2024. These are measured at net asset value per unit (or the equivalent) using the practical expedient.

The fair values of the Plan’s investments in common collective trusts and pooled separate accounts are calculated each business day. All investments can be redeemed daily by participants without restriction. There are no unfunded commitments relating to the Plan’s investments. These are direct filing entities.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Plan believes the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.